EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE PREFERRED STOCKS — 0.0%(a)

8	Next Renewable Fuels - Series A(b),(e)	6.0000		$ —

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,715,285)			—

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 49.0%
5,025,000	Convivial 2022 III LLC(b),(c)	12.0000	11/15/56	5,025,000

1,250,000	LSC Estero Prime(b),(e)	12.0000	01/01/26	1,250,000

	TOTAL CORPORATE BONDS (Cost $6,275,000)			6,275,000

	MUNICIPAL BONDS — 91.0%
	COLORADO — 3.7%
475,000	City of Colorado Springs CO Utilities System Series 2006-B(d)	2.8700	11/01/36	475,000

	CONNECTICUT — 7.8%
500,000	Connecticut Housing Finance Authority(d)	2.8500	11/15/50	500,000
500,000	Connecticut State Health & Educational Facilities(d)	2.5000	07/01/42	500,000
				1,000,000
	FLORIDA — 64.5%
8,700,000	Capital Trust Agency, Inc. (Obligor: Voans SW Florida Healthcare)(c),(e)	10.0000	07/01/25	8,265,001

	NEW MEXICO — 3.2%
8,669,836	Sunland Medical Foundation(b),(c)	12.0000	04/01/26	411,817

	NEW YORK — 3.9%
500,000	New York State Housing Finance Agency(d)	2.9200	11/15/36	500,000

	TEXAS — 3.9%
500,000	State of Texas(d)	2.9500	06/01/46	500,000

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 91.0% (Continued)
	VIRGINIA — 3.9%
500,000	Hampton Roads Sanitation District(d)	2.8500	08/01/46	$ 500,000

	WISCONSIN — 0.1%
14,213	Public Finance Authority(c)	5.7500	07/01/62	14,915

	TOTAL MUNICIPAL BONDS (Cost $19,326,142)			11,666,733

	TOTAL INVESTMENTS - 140.0% (Cost $31,316,427)			$ 17,941,733
	LIABILITIES IN EXCESS OF OTHER ASSETS - (40.0)%			(5,126,426)
	NET ASSETS - 100.0%			$ 12,815,307

(a)	Percentage rounds to less than 0.1%.
(b)

The value of this security has been determined in good faith by the Adviser as the Valuation Designee pursuant to valuation procedures approved by the Board of Trustees. These securities are deemed illiquid and represent 52.2% of net assets.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2025 the total market value of 144A securities is 13,716,733 or 107.0% of net assets.
(d)	Variable rate security; the rate shown represents the rate on November 30, 2025.
(e)	Issuer in default.